FARM BUREAU MUTUAL FUNDS


                                          FBL Series Fund, Inc.

                                          [LOGO]

                                                 ANNUAL REPORT
                                                 JULY 31, 1997


                                                 INVESTMENT MANAGER AND
                                                 PRINCIPAL UNDERWRITER


                                                 FBL INVESTMENT ADVISORY
                                                 SERVICES, INC.


                                                 5400 UNIVERSITY AVENUE
                                                 WEST DES MOINES, IA 50266


                                                 1-800-247-4170 (OUTSIDE IOWA)
                                                 1-800-422-3175 (IN IOWA)
                                                       225-5586 (DES MOINES)

                                          This report is not to be distributed
                                          unless preceded or accompanied by
                                          a prospectus.

FARM BUREAU MUTUAL FUNDS

5400 UNIVERSITY AVENUE
WEST DES MOINES, IOWA 50266

[LOGO]
FARM BUREAU
FINANCIAL SERVICES

LIVING BESIDE YOU. WORKING FOR YOU

737-028 (97)

PRESIDENT'S LETTER



Dear Shareholder:

     After an almost 10% correction earlier this year, the equity market resumed its charge to new highs. Through July, the S&P 500 is up 30.14%, following powerful 37.5% and 23.0% gains in 1995 and 1996, respectively. Such a large first-half gain following +20% or more gains in the prior two years has only occurred twice before during this century; 1929 and 1987. This bull market, which began in 1990, now beats that of 1923-1929 as the longest in this century.

     The bond market has nearly made a round trip in terms of yield. As of the beginning of the year, the benchmark 30-year Treasury yield was 6.64%, by the end of the first quarter it had risen to 7.10%, but by the end of July was back down to 6.30%. After the Federal Reserve raised short-term interest rates one-quarter of 1% in March, it was feared that rates would continue to rise. In the months that have followed, economic data has pointed to softer growth and an absence of dangerous levels of inflation. The core rate of inflation for the first half was reported at 2.4%. Accordingly, the market is currently less fearful of Fed rate hikes.

     Even though inflation appears to be in check at present, it is possible that an increase in global growth could fuel an increase in inflation, and as a result financial assets may suffer. Alternatively, if disinflation were to evolve into outright deflation, equities and non-investment grade bonds would likely prove disappointing to investors. Perhaps we will remain on a moderate growth / low inflation track, but as the market prices in less and less margin for error, a thorough review of asset allocation decisions is prudent.

     We remain concerned that investor's expectations for financial asset returns may become unrealistic relative to longer-term historic norms. Risk is the constant companion of return, but is easily forgotten in times such as these. Asset allocation decisions should be based on investor risk tolerance and a review of historic (50 to 100 years, rather than 5 or 10 years) patterns of risk and reward.

     For the actively managed FBL Series Fund, Inc. Portfolios, (those other than the passive Blue Chip Portfolio) we constantly assess the securities held to ensure that valuations are reasonable. In so doing, we seek to produce attractive risk-adjusted performance and create lasting value for our shareholders. The following paragraphs describe how we are currently striking balance between risk and potential return for the various Fund Portfolios:

     VALUE GROWTH: The market is completing a 15-year period of the best total returns in stock history. It is doing so with a flourish as we've just witnessed a rally of 20% in two months to a new high, a performance not seen since November, 1928. The essential dynamic is fairly obvious and well heralded -- a continuation of a well-balanced economic recovery that, despite its duration, has yet to generate inflationary pressures.

     The Dow stocks look to be overvalued, with the components of the Dow trading at or around their all-time high P/E ratio and yields at all time lows. By comparison, many small caps are attractively priced: trading at relatively low P/E ratios and selling at discounts to their true business value.

     The Value Growth Portfolio has not participated in the current rally because of this divergence between blue chip stocks and smaller companies. We continue to believe the shareholder is well served by focusing on companies that sell below their intrinsic business value, but currently, investors are focusing their attention elsewhere and avoiding the value stocks. We believe in the long run, value investing will win out over the current concept of paying any price for a stock, no matter how high, just because it is going up. Our goal is to be invested in stocks that have appreciation potential at an acceptable level of risk.

     HIGH GRADE BOND: U.S. Treasury yields were noticeably lower at the end of our year-end reporting period. For example, the 2-year, 10-year and 30-year Treasury issues yielded 6.22%, 6.79% and 6.97%, respectively, as of July 31, 1996, and 5.72%, 6.01% and 6.30% as of July 31, 1997.

     During the twelve-month period, the Fund increased the average maturity and effective duration of the Portfolio. This increase in effective duration will make its total return more sensitive to overall changes in interest rates. However, our effective duration and sensitivity to overall changes in interest rates is still lower than more aggressive high grade bond funds. Because of this, our future returns should continue to lag those of more aggressive funds in both up and down markets.

     HIGH YIELD BOND: During the past twelve months, the high yield bond market outperformed the high grade corporate bond market. Fundamental and technical factors both contributed favorably to this market's performance during this period. On the fundamental side, an overall healthy economy and improvement in overall market credit quality resulted in a very low rate of actual defaults in the high yield market. On the technical side, strong demand for high yield issues allowed the market to easily absorb new issuance, which has resulted in a narrowing of the spread on high yield issues.

     At the present time, the yield pick-up on high yield issues is near historically low levels, which means there is little cushion to absorb any potential negative surprises that may occur in this market. Because of this, we feel a more aggressive stance is not prudent at this time, and the composition of the Portfolio will probably not be dramatically altered going forward.

     MANAGED: The Managed Portfolio continues to seek securities offering high income with modest growth potential. This Portfolio uses a value philosophy, but concentrates on securities that produce an income stream twice that of the S&P 500, which is currently yielding a mere 1.7%. We continue to achieve higher income by investing in a mixture of high dividend-paying stocks, preferreds, convertibles and corporate bonds.

     Our current cash holdings put this Portfolio in an excellent position to take advantage of buying opportunities that present themselves, and we continue to focus on attractively priced convertibles when available. Major influences on stock prices are still likely to be interest rates and the outlook for earnings. Extreme changes in direction are not on the horizon, but we suspect that a modest upticking in rates and a second half slowing in earnings momentum may tarnish the investment environment a little, giving rise to a renewal of a more selective market.

     MONEY MARKET: The most significant activity over the past six months was the Fed funds rate increase from 5.25% to 5.50%. One-year Treasury bills have traded in a range from 5.45% to 6.07% during this period, indicating some uncertainty about the U.S. economy. However, during the last few months it appears the Fed was preemptive in averting inflation and has successfully maneuvered the U.S. economy through a strong growth, low inflation environment. Since the short-term market levels are flat, we have stayed very short with maturities because there is no incentive to extend and to capture any possible market movement.

     BLUE CHIP: True to its passive strategy, the performance of the Blue Chip Portfolio over the past year has reflected that of the large capitalization market sector which it represents. The Blue Chip Portfolio will, at all times, remain substantially invested in common stocks of large companies. This Portfolio is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.



                                             /S/ EDWARD M. WIEDERSTEIN
                                             EDWARD M. WIEDERSTEIN
                                             PRESIDENT


August 29, 1997

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


VALUE GROWTH PORTFOLIO



             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     THE VALUE GROWTH PORTFOLIO AND S&P 500


[GRAPHIC OMITTED]

Portfolio:                                 Stock Index:
Value Growth Portfolio                     S&P 500 Stock Composite Index

1987 - 10,000                              1987 - 10,000
1988 - 11,486                              1988 -  8,833
1989 - 12,805                              1989 - 11,648
1990 - 13,561                              1990 - 12,401
1991 - 15,143                              1991 - 13,986
1992 - 17,038                              1992 - 15,770
1993 - 21,680                              1993 - 17,137
1994 - 21,755                              1994 - 18,025
1995 - 23,791                              1995 - 22,721
1996 - 28,171                              1996 - 26,475
1997 - 34,322                              1997 - 40,247




PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

Average Annual Total Return
1 year                        5 year                        10 year
21.83%                        15.03%                        10.19%


     For the twelve-month period ended July 31, 1997, the total return for the Value Growth Portfolio was 21.83%, compared to the 52.00% total return (income and price appreciation) produced by the S&P 500 Stock Composite Index. The difference in performance between the Value Growth and the S&P 500 is largely due to the wide divergence taking place between large (usually defined as total market value in excess of $5 billion) and small capitalization stocks. This is evidenced by the Russell 2000 Index (a proxy for smaller companies), which produced a return half that of the S&P 500 from December 31, 1996, to July 31, 1997. The lackluster year-to-date performance in small-caps follows underperformance in both 1995 and 1996. According to Ibbotson Associates, small-caps have historically outperformed large-caps, despite their current underperformance. We continue to believe that the best long-term risk-reward relationship favors the smaller companies of the type that the Value Growth Portfolio owns.

HIGH GRADE BOND PORTFOLIO


           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
    HIGH GRADE BOND PORTFOLIO AND LEHMAN BROTHERS MUTUAL FUND AGGREGATE INDEX

[GRAPHIC OMITTED]

Portfolio:                                 Stock Index:
High Grade Bond Portfolio                  Lehman Brothers Mutual Fund Aggregate
                                           Index

1987 - 10,000                              1987 - 10,000
1988 - 10,297                              1988 - 10,585
1989 - 11,396                              1989 - 12,194
1990 - 12,097                              1990 - 13,054
1991 - 13,342                              1991 - 14,451
1992 - 15,171                              1992 - 16,589
1993 - 16,401                              1993 - 18,278
1994 - 16,692                              1994 - 18,292
1995 - 18,066                              1995 - 20,141
1996 - 19,036                              1996 - 21,257
1997 - 20,857                              1997 - 23,544

* THE PORTFOLIO COMMENCED OPERATIONS DECEMBER 1, 1987.
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

Average Annual Total Return
1 year                        5 year                        Life of Portfolio*
9.56%                         6.57%                         7.90%


     During the twelve-month period ended July 31, 1997, the High Grade Bond Portfolio underperformed the Lehman Brothers Mutual Fund Aggregate Index, as reflected by the 9.56% total return produced by the Portfolio versus the 10.76% total return produced by the Lehman Brothers Aggregate Index. The Portfolio continued to pursue an investment strategy of holding a large position in high-coupon, callable bonds. These bonds generally offer additional yield for taking on call risk and allow for a more stable return to the Portfolio. Because these securities have a call feature, they tend to underperform similar non-callable issues when interest rates go down, and conversely, outperform similar non-callable issues when interest rates rise.

HIGH YIELD BOND PORTFOLIO

     COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE HIGH YIELD BOND PORTFOLIO AND LEHMAN BROTHERS MUTUAL FUND CORPORATE/HIGH YIELD INDEX

[GRAPHIC OMITTED]

Portfolio:                            Stock Index:
High Yield Bond Portfolio             Lehman Brothers Mutual Fund Corporate/
                                      High Yield Index

1987 - 10,000                         1987 - 10,000
1988 - 10,312                         1988 - 10,776
1989 - 11,427                         1989 - 12,344
1990 - 12,218                         1990 - 13,103
1991 - 13,786                         1991 - 14,564
1992 - 16,051                         1992 - 17,092
1993 - 18,129                         1993 - 19,175
1994 - 18,470                         1994 - 19,251
1995 - 20,263                         1995 - 21,605
1996 - 21,817                         1996 - 22,975
1997 - 24,718                         1997 - 26,035

* THE PORTFOLIO COMMENCED OPERATIONS DECEMBER 1, 1987.
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

Average Annual Total Return
1 year                        5 year                        Life of Portfolio*
13.29%                        9.02%                         9.81%



     For the twelve-month period ended July 31, 1997, the 13.29% total return produced by the High Yield Bond Portfolio was nearly equal to the 13.32% total return produced by the Lehman Brothers Mutual Fund Corporate/High Yield Index. The Portfolio maintains a larger percentage of its investments in high yield bonds than the Lehman Brothers Corporate/High Yield Index, and during this time period, the high yield market tended to outperform the high grade corporate bond market. However, factors which offset the Portfolio's return were its expenses and substantial holdings in high-coupon, premium priced, callable bonds, which generally offer additional yield for taking on call risk and allow for a more stable return to the Portfolio. Because these securities have a call feature, they tend to underperform similar non-callable issues when interest rates go down, and conversely, outperform similar non-callable issues when interest rates rise.

MANAGED PORTFOLIO


           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
                          MANAGED PORTFOLIO AND S&P 500

[GRAPHIC OMITTED]

Portfolio:                                         Stock Index:
Managed Portfolio                                  S&P 500 Stock Composite Index

1987 - 10,000                                      1987 - 10,000
1988 - 10,318                                      1988 - 8,833
1989 - 11,007                                      1989 - 11,648
1990 - 11,773                                      1990 - 12,401
1991 - 12,603                                      1991 - 13,986
1992 - 14,467                                      1992 - 15,770
1993 - 17,798                                      1993 - 17,137
1994 - 17,689                                      1994 - 18,025
1995 - 19,352                                      1995 - 22,721
1996 - 22,700                                      1996 - 26,475
1997 - 26,759                                      1997 - 40,247

* THE PORTFOLIO COMMENCED OPERATIONS DECEMBER 1, 1987.
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

Average Annual Total Return
1 year                        5 year                        Life of Portfolio*
17.88%                        13.09%                        10.72%


     The Managed Portfolio is an asset allocation portfolio with an emphasis on income, and will not likely mirror any particular index (equity or fixed-income) over time. During the twelve-month period ended July 31, 1997, the Portfolio produced a total return of 17.88% compared to the 52.00% total return (income and price appreciation) produced by the S&P 500 Stock Composite Index. The Managed Portfolio has emphasized securities producing current income and moderate growth potential, maintaining a majority of its assets in convertible bonds and convertible preferred stocks. The Managed Portfolio will continue to seek out high income, concentrating on convertibles and higher yielding common stocks. The dividend yield on the S&P 500 is a paltry 1.6%, and we believe that from these market levels, income will take on a larger role in producing attractive low-risk total returns. The Managed Portfolio is uniquely positioned for this type of environment.

BLUE CHIP PORTFOLIO


           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
                         BLUE CHIP PORTFOLIO AND S&P 500

[GRAPHIC OMITTED]

Portfolio:                                       Stock Index:
Blue Chip Portfolio                              S&P 500 Stock Composite Index

1987 - 10,000                                    1987 - 10,000
1988 - 11,570                                    1988 - 8,833
1989 - 14,802                                    1989 - 11,648
1990 - 16,173                                    1990 - 12,401
1991 - 17,525                                    1991 - 13,986
1992 - 19,412                                    1992 - 15,770
1993 - 20,618                                    1993 - 17,137
1994 - 22,011                                    1994 - 18,025
1995 - 27,023                                    1995 - 22,721
1996 - 31,302                                    1996 - 26,475
1997 - 45,003                                    1997 - 40,247

* THE PORTFOLIO COMMENCED OPERATIONS DECEMBER 1, 1987.
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

Average Annual Total Return
1 year                        5 year                        Life of Portfolio*
43.77%                        18.31%                        16.84%



     The Blue Chip Portfolio is designed to represent the large capitalization sector of the domestic equity market and remains substantially invested in approximately 40 such common stock issues at all times. Accordingly, the performance of this Portfolio will roughly parallel that of the Dow Jones Industrial Average and S&P 500 Stock Composite Index. As is apparent from the line graph, the performance of the Blue Chip Portfolio, adjusted for expenses, was similar to that of the S&P 500 for the twelve-month period ended July 31, 1997.

FBL SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 1997


                                                                                  HIGH
                                                              VALUE GROWTH      GRADE BOND
                                                               PORTFOLIO        PORTFOLIO
                                                              --------------   -------------
ASSETS
Investments in securities, at value (cost -- $103,071,488;
 $9,561,013; $8,583,798; $37,614,069; $2,417,348;
 and $17,314,797, respectively) ...........................   $112,787,213     $10,016,066
Cash    ...................................................        121,100          63,648
Receivables:
 Accrued dividends and interest    ........................        119,923         171,584
 Investment securities sold  ..............................             41          12,526
Prepaid expense and other assets   ........................          1,659             152
                                                              -------------    ------------
Total Assets  .............................................   $113,029,936     $10,263,976
                                                              =============    ============
LIABILITIES AND NET ASSETS
Liabilities:
 Payable to FBL Investment Advisory Services, Inc.   ......   $     18,354     $     3,471
 Dividends payable  .......................................
 Accrued expenses   .......................................         26,405          10,115
                                                              -------------    ------------
Total Liabilities   .......................................         44,759          13,586
Net assets applicable to outstanding capital stock   ......    112,985,177      10,250,390
                                                              -------------    ------------
Total Liabilities and Net Assets   ........................   $113,029,936     $10,263,976
                                                              =============    ============
Shares issued and outstanding as of July 31, 1997    ......      7,228,206         976,365
NET ASSET VALUE PER SHARE    ..............................   $      15.63     $     10.50
                                                              =============    ============

SEE ACCOMPANYING NOTES.

       HIGH
    YIELD BOND       MANAGED       MONEY MARKET      BLUE CHIP
     PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
    ----------     -----------     ------------     ------------

    $8,872,178     $40,382,372      $2,417,348      $29,745,942
        58,123         155,878          52,141          101,781
       237,194         149,786           4,670           35,268
                       353,694
           133             552              42              332
    ----------     -----------      ----------      ------------
    $9,167,628     $41,042,282      $2,474,201      $29,883,323
    ==========     ===========      ==========      ============
    $    4,163     $    10,464      $    1,537      $     9,114
             2          26,734               1
         7,802          11,061           6,947           10,803
    ----------     -----------      ----------      ------------
        11,967          48,259           8,485           19,917
     9,155,661      40,994,023       2,465,716       29,863,406
    ----------     -----------      ----------      ------------
    $9,167,628     $41,042,282      $2,474,201      $29,883,323
    ==========     ===========      ==========      ============
       874,028       2,918,089       2,465,716          802,826
    $    10.48     $     14.05      $     1.00      $     37.20
    ==========     ===========      ==========      ============

FBL SERIES FUND, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED JULY 31, 1997


                                                                                    HIGH
                                                                VALUE GROWTH     GRADE BOND
                                                                 PORTFOLIO        PORTFOLIO
                                                                --------------   ------------
INVESTMENT INCOME
Dividends    ................................................    $ 2,005,967
Interest  ...................................................        842,560       $737,807
                                                                 ------------      --------
Total Investment Income  ....................................      2,848,527        737,807
EXPENSES
Paid to FBL Investment Advisory Services, Inc.:
 Investment advisory and management fees   ..................        505,350         38,467
 Transfer and dividend disbursing agent fees  ...............        197,923         30,388
 Distribution fees ..........................................        505,350         48,084
 Administrative service fees   ..............................        252,675         24,042
 Accounting fees   ..........................................         30,000          4,808
Custodian fees  .............................................         16,216          7,013
Legal fees   ................................................         39,884          2,604
Audit fees   ................................................         12,700          1,100
Directors' fees and expenses   ..............................          3,276            323
Reports to shareholders  ....................................         66,578          7,077
Registration fees  ..........................................         26,411          5,683
Miscellaneous   .............................................          6,944          5,466
                                                                 ------------      --------
Total Expenses  .............................................      1,663,307        175,055
Expense Reimbursement    ....................................
                                                                 ------------      --------
Net Expenses ................................................      1,663,307        175,055
                                                                 ------------      --------
Net Investment Income .......................................      1,185,220        562,752
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from investment transactions  ......     10,703,882         (9,430)
Change in unrealized appreciation/depreciation
 of investments .............................................      7,399,282        330,826
                                                                 ------------      --------
Net Gain on Investments  ....................................     18,103,164        321,396
                                                                 ------------      --------
Net Increase in Net Assets Resulting from Operations   ......    $19,288,384       $884,148
                                                                 ============      ========

SEE ACCOMPANYING NOTES.

      HIGH
   YIELD BOND      MANAGED       MONEY MARKET      BLUE CHIP
    PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO
   ------------   ------------   --------------   ------------

    $    4,748    $  967,569                      $  365,084
       725,012       868,668       $143,888           95,313
    ----------    -----------      --------       -----------
       729,760     1,836,237        143,888          460,397
        45,477       202,879          7,912           51,719
        35,478       120,751         15,791           93,640
        41,343       169,066         13,195          103,438
        20,671        84,533          6,598           51,719
         4,134        16,907          1,320           10,344
         6,397         7,039          5,158            9,207
         3,002        13,786          1,319            7,349
         5,000         5,800          4,600            5,100
           272         1,072             90              608
         6,744        25,453          1,704           16,813
         5,231        10,423          2,241            9,245
           305         1,076            114              641
    ----------    -----------      --------       -----------
       174,054       658,785         60,042          359,823
        (8,681)                      (7,255)
    ----------    -----------      --------       -----------
       165,373       658,785         52,787          359,823
    ----------    -----------      --------       -----------
       564,387     1,177,452         91,101          100,574
        94,434     2,864,737                           5,998
       399,538     1,762,964                       7,741,835
    ----------    -----------      --------       -----------
       493,972     4,627,701                       7,747,833
    ----------    -----------      --------       -----------
    $1,058,359    $5,805,153       $ 91,101       $7,848,407
    ==========    ===========      ========       ===========

FBL SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS



                                                                            VALUE GROWTH
                                                                             PORTFOLIO
                                                                 ----------------------------------
                                                                        YEAR ENDED JULY 31,
                                                                     1997               1996
                                                                 ---------------   ----------------
OPERATIONS
Net investment income  .......................................   $  1,185,220       $  1,506,458
Net realized gain (loss) from investment transactions   ......     10,703,882         11,563,616
Change in unrealized appreciation/depreciation
 of investments  .............................................      7,399,282              6,359
                                                                 -------------      ------------
Net Increase in Net Assets Resulting from Operations    ......     19,288,384         13,076,433
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income  .......................................     (1,089,763)        (2,469,514)
Net realized gain from investment transactions    ............    (11,584,328)        (1,454,239)
                                                                 -------------      ------------
                                                                  (12,674,091)        (3,923,753)
CAPITAL SHARE TRANSACTIONS   .................................     19,837,007          6,434,694
CONTRIBUTION FROM AFFILIATE  .................................
                                                                 -------------      ------------
Total Increase in Net Assets    ..............................     26,451,300         15,587,374
NET ASSETS
Beginning of year   ..........................................     86,533,877         70,946,503
                                                                 -------------      ------------
End of year (including undistributed
 net investment income as set forth below)  ..................   $112,985,177       $ 86,533,877
                                                                 =============      ============
Undistributed Net Investment Income   ........................   $    589,563       $    494,106
                                                                 =============      ============

SEE ACCOMPANYING NOTES.

                 HIGH                             HIGH
              GRADE BOND                       YIELD BOND
              PORTFOLIO                        PORTFOLIO
    ------------------------------   ------------------------------
         YEAR ENDED JULY 31,              YEAR ENDED JULY 31,
        1997            1996            1997             1996
    --------------   -------------   -------------   --------------
     $   562,752      $  541,191      $  564,387       $  506,153
          (9,430)          8,240          94,434           99,065
         330,826         (94,954)        399,538         (107,265)
     -----------      ----------      ----------       ----------
         884,148         454,477       1,058,359          497,953
        (562,752)       (541,191)       (564,387)        (506,153)
                                         (91,491)         (21,547)
     -----------      ----------      ----------       ----------
        (562,752)       (541,191)       (655,878)        (527,700)
         806,820         863,859       1,403,816          688,604

     -----------      ----------      ----------       ----------
       1,128,216         777,145       1,806,297          658,857
       9,122,174       8,345,029       7,349,364        6,690,507
     -----------      ----------      ----------       ----------
     $10,250,390      $9,122,174      $9,155,661       $7,349,364
     ===========      ==========      ==========       ==========
     $         0      $        0      $        0       $        0
     ===========      ==========      ==========       ==========

FBL SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                             MANAGED
                                                                            PORTFOLIO
                                                                 --------------------------------
                                                                       YEAR ENDED JULY 31,
                                                                     1997              1996
                                                                 ---------------   --------------
OPERATIONS
Net investment income  .......................................    $  1,177,452     $   860,437
Net realized gain (loss) from investment transactions   ......       2,864,737       2,276,504
Change in unrealized appreciation/depreciation
 of investments  .............................................       1,762,964         531,462
                                                                  ------------     ------------
Net Increase in Net Assets Resulting from Operations    ......       5,805,153       3,668,403
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income  .......................................      (1,173,550)       (861,221)
Net realized gain from investment transactions    ............      (2,710,983)       (188,116)
                                                                  ------------     ------------
                                                                    (3,884,533)     (1,049,337)
CAPITAL SHARE TRANSACTIONS   .................................      11,603,627       3,700,902
CONTRIBUTION FROM AFFILIATE  .................................                          44,982
                                                                  ------------     ------------
Total Increase in Net Assets    ..............................      13,524,247       6,364,950
NET ASSETS
Beginning of year   ..........................................      27,469,776      21,104,826
                                                                  ------------     ------------
End of year (including undistributed
 net investment income as set forth below)  ..................    $ 40,994,023     $27,469,776
                                                                  ============     ============
Undistributed Net Investment Income   ........................    $      4,390     $       488
                                                                  ============     ============

SEE ACCOMPANYING NOTES.

            MONEY MARKET                       BLUE CHIP
              PORTFOLIO                        PORTFOLIO
    -----------------------------   -------------------------------
         YEAR ENDED JULY 31,              YEAR ENDED JULY 31,
       1997            1996             1997             1996
    -------------   -------------   --------------   --------------
     $   91,101      $   89,652      $   100,574      $    80,169
                                           5,998          187,256
                                       7,741,835        1,321,836
     ----------      ----------      -----------      -----------
         91,101          89,652        7,848,407        1,589,261
        (91,101)        (89,652)         (90,090)         (87,281)
                                        (184,842)
     ----------      ----------      -----------      -----------
        (91,101)        (89,652)        (274,932)         (87,281)
        (85,838)        112,704        7,648,725        3,481,955

     ----------      ----------      -----------      -----------
        (85,838)        112,704       15,222,200        4,983,935
      2,551,554       2,438,850       14,641,206        9,657,271
     ----------      ----------      -----------      -----------
     $2,465,716      $2,551,554      $29,863,406      $14,641,206
     ==========      ==========      ===========      ===========
     $        0      $        0      $    44,847      $    34,363
     ==========      ==========      ===========      ===========

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
JULY 31, 1997



                                                                 SHARES
                                                                  HELD                   VALUE
                                                                ---------             -------------
COMMON STOCKS (63.32%)
---------------------------------------------------
 CHEMICALS AND ALLIED PRODUCTS (3.91%)
 R.P. Scherer Corp.   ..............................              83,000 (1)          $ 4,414,563
 ELECTRIC, GAS AND SANITARY SERVICES (8.37%)
 Citizens Utilities Co., Class B  ..................             564,088                4,724,237
 Matrix Service Co.   ..............................             631,400 (1)            4,735,500
                                                                                      ------------
                                                                                        9,459,737
 FOOD STORES (4.07%)
 Casey's General Stores, Inc.  .....................             203,500                4,604,187
 FURNITURE AND FIXTURES (5.34%)
 Ladd Furniture, Inc.    ...........................             402,317 (1)            6,034,755
 HOLDING AND OTHER INVESTMENT OFFICES (4.36%)
 General Growth Properties, Inc.  ..................             140,000                4,926,250
 INSTRUMENTS & RELATED PRODUCTS (10.69%)
 Allied Healthcare Products    .....................             250,000                1,781,250
 Pall Corp.  .......................................             410,000               10,301,250
                                                                                      ------------
                                                                                       12,082,500
 INSURANCE CARRIERS (0.60%)
 Acceptance Insurance Group Companies, Inc.   ......              21,000 (1)              480,375
 EMC Insurance Group, Inc   ........................              14,840                  194,775
                                                                                      ------------
                                                                                          675,150
 METAL MINING (3.34%)
 Glamis Gold, Ltd.    ..............................             539,400                3,775,800
 MISCELLANEOUS MANUFACTURING INDUSTRIES (5.51%)
 W.H. Brady Co., Class A    ........................             210,000                6,221,250
 NONDEPOSITORY INSTITUTIONS (0.42%)
 Berkshire Hathaway, Inc.   ........................                  10 (1)              472,000
 PRINTING & PUBLISHING (4.84%)
 Belo (A.H.) Corp.    ..............................             123,000                5,473,500
 TRANSPORTATION - BY AIR (3.89%)
 Petroleum Helicopters, Inc. (Non-Voting)  .........             276,900                4,395,787
 WHOLESALE TRADE - DURABLE GOODS (3.07%)
 TBC Corp.   .......................................             408,100 (1)            3,468,850
 WHOLESALE TRADE - NONDURABLE GOODS (4.91%)
 Howell Corp.   ....................................             319,055                5,543,581
                                                                                      ------------
Total Common Stocks   ..............................                                   71,547,910

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)


                                                                  SHARES
                                                                   HELD          VALUE
                                                                ---------   -------------
PREFERRED STOCKS (9.56%)
------------------------------------------
 DEPOSITORY INSTITUTIONS (5.11%)
 Sterling Financial Corp.   ................................      159,300     $ 5,774,625
 WATER TRANSPORTATION (4.45%)
 Sea Containers, Ltd., Convertible   .......................       98,750       5,023,906
                                                                             ------------
Total Preferred Stocks   ...................................                   10,798,531


                                                                PRINCIPAL
                                                                 AMOUNT
                                                               ------------

CORPORATE BOND (3.52%)
-----------------------------------------------------------
 METAL MINING
 Agnico-Eagle Mines, Ltd., Convertible Sub. Deb.,
  3.50%, due 1/27/04    ....................................   $5,000,000       3,975,000
SHORT-TERM INVESTMENTS (23.42%)
-----------------------------------------------------------
 COMMERCIAL PAPER (7.63%)
 American General Finance, 5.61%, due 9/10/97   ............    1,350,000       1,350,000
 Ford Motor Credit Corp., 5.53%, due 9/30/97    ............    1,600,000       1,600,000
 General Electric Capital Corp., 5.56%, due 9/25/97   ......    1,700,000       1,700,000
 IBM Credit Corp., 5.54%, due 10/07/97    ..................    1,075,000       1,075,000
 John Deere Capital Corp., 5.60%, due 9/10/97   ............    1,500,000       1,500,000
 Norwest Financial, Inc., 5.65%, due 8/26/97    ............    1,400,000       1,400,000
                                                                              ------------
                                                                                8,625,000
 MONEY MARKET MUTUAL FUND (0.44%)
 Dreyfus Treasury Cash Management, Class A   ...............      500,999         500,999
 UNITED STATES GOVERNMENT AGENCIES (15.35%)
 Federal Home Loan Bank, due 8/28/97   .....................    2,300,000       2,290,607
 Federal Home Loan Mortgage Corp., due 8/08/97  ............    1,162,000       1,160,734
 Federal Home Loan Mortgage Corp., due 8/15/97  ............    1,200,000       1,197,448
 Federal Home Loan Mortgage Corp., due 8/26/97  ............    4,000,000       3,985,068
 Federal National Mortgage Assoc., due 8/19/97  ............    1,650,000       1,645,569
 Federal National Mortgage Assoc., due 9/04/97  ............    4,800,000       4,774,986
 Federal National Mortgage Assoc., due 9/12/97  ............    2,300,000       2,285,361
                                                                              ------------
                                                                               17,339,773
                                                                              ------------
Total Short-Term Investments  ..............................                   26,465,772
                                                                              ------------
Total Investments (99.82%)    ..............................                  112,787,213

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                                  VALUE
                                                                              ------------
OTHER ASSETS LESS LIABILITIES (0.18%)
------------------------------------------------------------
 Cash, receivables and prepaid expense, less liabilities  ..                 $    197,964
                                                                              ------------
Total Net Assets (100.00%)  ................................                 $112,985,177
                                                                              ============

(1) Non-income producing securities.

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
JULY 31, 1997



                                                                   PRINCIPAL
                                                                    AMOUNT        VALUE
                                                                   ----------   ------------
CORPORATE BONDS (61.50%)
---------------------------------------------------------------
 COMMUNICATIONS (5.91%)
 Comcast Cable Communications, Inc., 8.50%, due 5/01/27   ......   $300,000     $  348,228
 Hawaiian Telephone Co., 8.00%, due 9/01/01   ..................    250,000        256,968
                                                                                -----------
                                                                                   605,196
 DEPOSITORY INSTITUTIONS (10.95%)
 First Bank, N.A., 6.25%, due 8/15/05   ........................    450,000        446,657
 J. P. Morgan & Co., 7.25%, due 10/01/10   .....................    350,000        348,849
 Midland America Capital Corp., 12.75%, due 11/15/03   .........    175,000        189,453
 Third National Corp., 7.50%, due 11/15/02    ..................    137,000        137,854
                                                                                -----------
                                                                                 1,122,813
 ELECTRIC, GAS AND SANITARY SERVICES (14.84%)
 MDU Resources Group, Inc., 9.125%, due 10/01/16    ............    200,000        213,006
 Narragansett Electric Co., 9.125%, due 5/01/21  ...............    450,000        497,813
 New England Power Co., 8.00%, due 8/01/22    ..................    400,000        429,124
 Western Penn Power, 7.875%, due 12/01/04  .....................    360,000        381,089
                                                                                -----------
                                                                                 1,521,032
 ELECTRONIC & OTHER ELECTRIC EQUIPMENT (2.44%)
 Harris Corp., 7.75%, due 12/15/01   ...........................    250,000        250,450
 FOOD AND KINDRED PRODUCTS (1.35%)
 Anheuser-Busch Companies, Inc., 8.50%, due 3/01/17    .........    133,000        138,527
 GENERAL MERCHANDISE STORES (0.60%)
 Dayton Hudson Corp., 9.25%, due 11/15/16  .....................     60,000         61,657
 HOLDING AND OTHER INVESTMENT OFFICES (7.20%)
 Federal Realty Investment Trust, 8.875%, due 1/15/00  .........    350,000        370,493
 Meditrust, 7.60%, due 9/13/05    ..............................    350,000        367,094
                                                                                -----------
                                                                                   737,587
 INSURANCE CARRIERS (4.49%)
 Torchmark Corp., 8.625%, due 3/01/17   ........................    440,000        460,095
 OIL & GAS EXTRACTION (2.42%)
 Burlington Resources, Inc., 9.125%, due 10/01/21      .........    200,000        248,028
 PRINTING AND PUBLISHING (3.26%)
 Valassis Communications, Inc., 9.55%, due 12/01/03    .........    300,000        334,302
 RAILROAD TRANSPORTATION (3.58%)
 Union Pacific Corp., 8.50%, due 1/15/17   .....................    350,000        366,702

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)


                                                                  PRINCIPAL
                                                                   AMOUNT         VALUE
                                                                  ----------   -------------
 SECURITY AND COMMODITY BROKERS (2.02%)
 Lehman Brothers Holding, Inc., 8.875%, due 11/01/98     ......   $200,000     $   206,984
 TRANSPORTATION EQUIPMENT (2.44%)
 Ford Motor Credit Co., 9.50%, due 9/15/11   ..................    200,000         250,380
                                                                               ------------
Total Corporate Bonds   .......................................                  6,303,753

                                                                   SHARES
                                                                    HELD
                                                                   -------
PREFERRED STOCK (4.55%)
-----------------------------
 New Plan Realty Trust  .......................................      9,000         466,937

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                                  ----------
ASSET-BACKED SECURITIES (1.91%)
--------------------------------------------------------------
 Federal Home Loan Mortgage Corp., 10.15%, due 4/15/06   ......   $192,110         196,305
MORTGAGE-BACKED SECURITIES (20.71%)
--------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (0.59%)
 Pool # 503442, 9.50%, due 7/01/05  ...........................     57,735          60,748
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA) (20.12%)
 Pool # 1512, 7.50%, due 12/20/23   ...........................    814,709         828,966
 Pool # 144332, 9.00%, due 7/15/16  ...........................     37,587          40,594
 Pool # 194692, 8.00%, due 5/15/17  ...........................    437,130         458,440
 Pool # 236070, 10.00%, due 10/15/12   ........................    599,089         647,580
 Pool # 307097, 9.00%, due 7/15/21  ...........................     80,098          86,155
                                                                               ------------
                                                                                 2,061,735
                                                                               ------------
Total Mortgage-Backed Securities    ...........................                  2,122,483
UNITED STATES TREASURY OBLIGATION (4.18%)
--------------------------------------------------------------
 U.S. Treasury Note, 7.25%, due 8/15/04   .....................    400,000         428,880
SHORT-TERM INVESTMENTS (4.86%)
--------------------------------------------------------------
 UNITED STATES GOVERNMENT AGENCIES
 Federal National Mortgage Assoc., due 8/19/97  ...............    125,000         124,660
 Federal National Mortgage Assoc., due 9/05/97  ...............    375,000         373,048
                                                                               ------------
Total Short-Term Investments  .................................                    497,708
                                                                               ------------
Total Investments (97.71%)    .................................                 10,016,066

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                                                                  VALUE
                                                                               ------------
OTHER ASSETS LESS LIABILITIES (2.29%)
---------------------------------------------------------------
 Cash, receivables and prepaid expense, less liabilities  .....                $   234,324
                                                                               ------------
Total Net Assets (100.00%)   ..................................                $10,250,390
                                                                               ============

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO
JULY 31, 1997



                                                                   PRINCIPAL
                                                                    AMOUNT        VALUE
                                                                   ----------   ------------
CORPORATE BONDS (87.64%)
---------------------------------------------------------------
 AMUSEMENT AND RECREATION SERVICES (3.17%)
 AMF Group, Inc., 10.875%, due 3/15/06  ........................   $260,000     $  289,900
 APPAREL AND ACCESSORY STORES (1.70%)
 Genesco, Inc., 10.375%, due 2/01/03    ........................    150,000        155,625
 APPAREL AND OTHER TEXTILE PRODUCTS (5.51%)
 Dan River, Inc., 10.125%, due 12/15/03    .....................    280,000        293,300
 Fieldcrest Cannon, Inc., 11.25%, due 6/15/04    ...............    200,000        211,500
                                                                                -----------
                                                                                   504,800
 AUTO REPAIR, SERVICES AND PARKING (1.44%)
 Envirotest Systems Corp., 9.625%, due 4/01/03      ............    150,000        132,000
 BUSINESS SERVICES (2.85%)
 Borg-Warner Corp., 9.125%, due 5/01/03    .....................    250,000        261,250
 COMMUNICATIONS (7.31%)
 Comcast Cable Communications, Inc., 8.50%, due 5/01/27   ......    350,000        406,266
 PanAmSat, L.P., 9.75%, due 8/01/00  ...........................    250,000        262,655
                                                                                -----------
                                                                                   668,921
 DEPOSITORY INSTITUTIONS (3.79%)
 First Bank N.A., 6.25%, due 8/15/05    ........................    350,000        347,400
 ELECTRIC, GAS AND SANITARY SERVICES (13.74%)
 Montana Power Co., 7.50%, due 1/01/98  ........................    132,000        132,341
 Narragansett Electric Co., 9.125%, due 5/01/21  ...............    400,000        442,500
 New England Power Co., 8.00%, due 8/01/22    ..................    250,000        268,202
 Waterford 3 Nuclear Power Plant (Entergy Louisiana, Inc.),
  8.09%, due 1/02/17  ..........................................    400,000        415,104
                                                                                -----------
                                                                                 1,258,147
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (4.44%)
 Advanced Micro Devices, Inc., 11.00%, due 8/01/03  ............    360,000        406,800
 FABRICATED METAL PRODUCTS (2.23%)
 Earle M. Jorgensen, 10.75%, due 3/01/00   .....................    200,000        204,000
 FOOD STORES (3.36%)
 P&C Food Markets, Inc., 11.50%, due 10/15/01    ...............    150,000        134,250
 Penn Traffic Co., 10.25%, due 2/15/02  ........................    200,000        173,500
                                                                                -----------
                                                                                   307,750

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)


                                                                           PRINCIPAL
                                                                            AMOUNT        VALUE
                                                                           ----------   ------------
 FURNITURE AND HOMEFURNISHINGS STORES (3.33%)
 MacSaver Financial Services, Inc. (Guaranteed by Hellig-Meyers
  Company), 7.40%, due 2/15/02   .......................................   $300,000     $  304,614
 GENERAL MERCHANDISE STORES (3.65%)
 Federated Department Stores, Inc., 10.00%, due 2/15/01     ............    300,000        334,296
 HOLDING AND OTHER INVESTMENT OFFICES (4.39%)
 SUSA Partnership, L.P., 8.20%, due 6/01/17  ...........................    375,000        402,015
 INSURANCE CARRIERS (3.08%)
 Torchmark Corp., 8.625%, due 3/01/17  .................................    270,000        282,331
 LUMBER AND WOOD PRODUCTS (6.93%)
 Georgia-Pacific Corp., 9.875%, due 11/01/21    ........................    330,000        374,837
 Pacific Lumber Co., 10.50%, due 3/01/03  ..............................    250,000        259,375
                                                                                        -----------
                                                                                           634,212
 MISCELLANEOUS RETAIL (3.47%)
 Eckerd Corp., 9.25%, due 2/15/04   ....................................    295,000        317,345
 OIL AND GAS EXTRACTION (1.69%)
 Dawson Production Services, Inc., 9.375%, due 2/01/07   ...............    150,000        155,250
 PAPER AND ALLIED PRODUCTS (2.97%)
 Container Corp. of America, 9.75%, due 4/01/03    .....................    250,000        271,875
 PETROLEUM AND COAL PRODUCTS (1.99%)
 Clark Oil & Refining Corp., 10.50%, due 12/01/01  .....................    175,000        182,000
 RUBBER AND MISCELLANEOUS PLASTICS
  PRODUCTS (1.18%)
 Plastic Specialties & Technologies, Inc., 11.25%, due 12/01/03   ......    100,000        108,000
 STONE, CLAY AND GLASS PRODUCTS (2.96%)
 USG Corp., 9.25%, due 9/15/01   .......................................    250,000        270,878
 TRANSPORTATION SERVICES (2.46%)
 Preston Corp., 7.00%, due 5/01/11  ....................................    306,000        224,910
                                                                                        -----------
Total Corporate Bonds   ................................................                 8,024,319

                                                                              SHARES
                                                                               HELD
                                                                           -----------
COMMON STOCK (0.53%)
---------------------------
 TEXTILE MILL PRODUCTS
 Bibb Company (The)   ..................................................      7,490 (1)     48,685


FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)


                                                                      SHARES
                                                                       HELD        VALUE
                                                                     -------    ------------
PREFERRED STOCK (7.09%)
------------------------------------------------------------
 DEPOSITORY INSTITUTIONS (3.12%)
 CFB Capital I, 8.875% Cumulative Capital Securities   ..........     11,000     $  286,000
 HOLDING AND OTHER INVESTMENT OFFICES (3.97%)
 New Plan Realty Trust   ........................................      7,000        363,174
                                                                                -----------
Total Preferred Stocks   ........................................                   649,174

                                                                    PRINCIPAL
                                                                     AMOUNT
                                                                    ----------

SHORT-TERM INVESTMENTS (1.64%)
----------------------------------------------------------------
 UNITED STATES GOVERNMENT AGENCIES
 Federal Home Loan Bank, due 8/01/97  ...........................   $150,000        150,000
                                                                                 -----------
Total Investments (96.90%)   ....................................                 8,872,178
OTHER ASSETS LESS LIABILITIES (3.10%)
----------------------------------------------------------------
 Cash, receivables and prepaid expense, less liabilities   ......                   283,483
                                                                                 -----------
Total Net Assets (100.00%)   ....................................                $9,155,661
                                                                                 ===========

(1) Non-income producing security.

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
JULY 31, 1997



                                                                 SHARES
                                                                  HELD          VALUE
                                                                -------     -------------
COMMON STOCKS (24.55%)
------------------------------------------------------------
 COMMUNICATIONS (2.10%)
 Aliant Communications, Inc.   ..............................    42,000     $   861,000
 ELECTRIC, GAS AND SANITARY SERVICES (7.27%)
 Citizens Utilities Co., Class B  ...........................   192,696       1,613,829
 Montana Power Co.    .......................................    57,600       1,364,400
                                                                            ------------
                                                                              2,978,229
 HOLDING AND OTHER INVESTMENT OFFICES (5.06%)
 General Growth Properties, Inc.     ........................    59,000       2,076,063
 INSTRUMENTS AND RELATED PRODUCTS (4.90%)
 Pall Corp.  ................................................    80,000       2,010,000
 INSURANCE CARRIERS (5.22%)
 EMC Insurance Group, Inc.  .................................   163,000       2,139,375
                                                                            ------------
Total Common Stocks   .......................................                10,064,667
PREFERRED STOCKS (26.56%)
------------------------------------------------------------
 DEPOSITORY INSTITUTIONS (11.02%)
 CFB Capital I, 8.875% Cumulative Capital Securities   ......    60,000       1,560,000
 Sterling Financial Corp.      ..............................    30,450       1,103,813
 Taylor Capital Group, Inc.    ..............................    72,000       1,854,000
                                                                            ------------
                                                                              4,517,813
 HOLDING AND OTHER INVESTMENT OFFICES (2.15%)
 Security Capital Industrial   ..............................    29,000         855,500
 Western Gas Resources, Inc.      ...........................     1,000          25,188
                                                                            ------------
                                                                                880,688
 PAPER AND ALLIED PRODUCTS (4.23%)
 James River Corp., Convertible   ...........................    30,000       1,732,500
 WATER TRANSPORTATION (4.10%)
 Sea-Containers, Ltd., Convertible   ........................    33,000       1,678,873
 WHOLESALE TRADE - DURABLE GOODS (2.25%)
 Kaman Corp., Convertible   .................................    14,260         923,335
 WHOLESALE TRADE - NONDURABLE GOODS (2.81%)
 Howell Corp.   .............................................    19,800       1,153,350
                                                                            ------------
Total Preferred Stocks   ....................................                10,886,559

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)


                                                                   PRINCIPAL
                                                                    AMOUNT         VALUE
                                                                  ------------   ------------
CORPORATE BONDS (23.39%)
--------------------------------------------------------------
 COMMUNICATIONS (0.26%)
 Hawaiian Telephone, 8.00%, due 9/01/01   .....................   $  105,000     $  107,926
 ELECTRIC, GAS AND SANITARY SERVICES (0.36%)
 National Co-op Services Corp. (Arkansas Electric),
  9.48%, due 1/01/12    .......................................      137,000        146,138
 ELECTRONIC & OTHER ELECTRIC EQUIPMENT (3.08%)
 California Microwave, Inc., Convertible Sub. Deb.,
  5.25%, due 12/15/03   .......................................    1,500,000      1,260,975
 FOOD AND KINDRED PRODUCTS (0.20%)
 Anheuser Busch Co., 8.50%, due 3/01/17      ..................       77,000         80,200
 GENERAL MERCHANDISE STORES (2.63%)
 DHC Trust - Series 1996, 8.50%, due 12/01/22   ...............    1,650,000      1,076,625
 INSURANCE CARRIERS (0.57%)
 Torchmark Corp., 8.625%, due 3/01/17  ........................      225,000        235,276
 METAL MINING (3.68%)
 Agnico-Eagle Mines, Ltd., Convertible Sub. Deb.,
  3.50%, due 1/27/04    .......................................    1,900,000      1,510,500
 NONDEPOSITORY INSTITUTIONS (4.01%)
 Consumer Portfolio Services, Inc., 3.50%, due 1/27/04   ......    1,600,000      1,644,000
 PETROLEUM AND COAL PRODUCTS (8.09%)
 Pride Petroleum Services, Inc., Convertible Sub. Deb.,
  6.25%, due 2/15/06    .......................................      810,000      1,829,118
 Trizec Hahn, Corp., 3.25%, due 12/10/18  .....................    1,800,000      1,486,746
                                                                                 -----------
                                                                                  3,315,864
 RAIL TRANSPORTATION (0.51%)
 Union Pacific Corp., SFDEB, 8.50%, due 1/15/17    ............      200,000        209,544
                                                                                 -----------
Total Corporate Bonds   .......................................                   9,587,048
SHORT-TERM INVESTMENTS (24.01%)
--------------------------------------------------------------
 COMMERCIAL PAPER (11.89%)
 Ford Motor Credit Corp., 5.52%, due 9/25/97    ...............    1,725,000      1,725,000
 General Electric Capital Corp., 5.60%, due 8/20/97   .........    1,300,000      1,300,000
 Norwest Financial, Inc., 5.61%, due 8/12/97    ...............    1,850,000      1,850,000
                                                                                 -----------
                                                                                  4,875,000

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)


                                                                     PRINCIPAL
                                                                      AMOUNT          VALUE
                                                                    ------------   -------------
 UNITED STATES GOVERNMENT AGENCIES (8.51%)
 Federal Home Loan Mortgage Corp., due 8/04/97    ...............   $1,500,000     $ 1,499,299
 Federal National Mortgage Assoc., due 8/27/97    ...............    1,100,000       1,095,745
 Federal National Mortgage Assoc., due 9/03/97    ...............      900,000         895,500
                                                                                   ------------
                                                                                     3,490,544
 MONEY MARKET MUTUAL FUND (3.61%)
 Dreyfus Treasury Cash Management  ..............................    1,478,554       1,478,554
                                                                                   ------------
Total Short-Term Investments    .................................                    9,844,098
                                                                                   ------------
Total Investments (98.51%)   ....................................                   40,382,372
OTHER ASSETS LESS LIABILITIES (1.49%)
----------------------------------------------------------------
 Cash, receivables and prepaid expense, less liabilities   ......                      611,651
                                                                                   ------------
Total Net Assets (100.00%)   ....................................                  $40,994,023
                                                                                   ============

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
JULY 31, 1997



                                                                    ANNUALIZED
                                                                     YIELD ON
                                                                     PURCHASE     PRINCIPAL
                                                                      DATE         AMOUNT        VALUE
                                                                    -----------   ----------   ------------
SHORT-TERM INVESTMENTS (98.04%)
----------------------------------------------------------------
 COMMERCIAL PAPER (23.32%)
   NONDEPOSITORY INSTITUTIONS
   American General Finance, 5.57%, due 9/15/97      ............     5.570 %     $100,000     $  100,000
   Ford Motor Credit Corp., 5.64%, due 9/02/97    ...............     5.642        100,000        100,000
   General Electric Capital Corp., 5.64%, due 8/26/97   .........     5.642        125,000        125,000
   IBM Credit Corp., 5.56%, due 9/29/97  ........................     5.565        125,000        125,000
   John Deere Capital Corp., 5.53%, due 10/03/97  ...............     5.531        125,000        125,000
                                                                                               -----------
 Total Commercial Paper   .......................................                                 575,000
 UNITED STATES GOVERNMENT
  AGENCIES (74.72%)
   Federal Farm Credit Bank, due 8/15/97    .....................     5.443        100,000         99,792
   Federal Farm Credit Bank, due 8/22/97    .....................     5.496        100,000         99,685
   Federal Farm Credit Bank, due 9/12/97    .....................     5.478        125,000        124,217
   Federal Farm Credit Bank, due 10/10/97   .....................     5.550        100,000         98,956
   Federal Home Loan Bank, due 8/25/97   ........................     5.456        125,000        124,553
   Federal Home Loan Bank, due 9/05/97   ........................     5.540        125,000        124,339
   Federal Home Loan Bank, due 9/10/97   ........................     5.532        125,000        124,247
   Federal Home Loan Mortgage Corp., due 8/06/97  ...............     5.451        125,000        124,907
   Federal Home Loan Mortgage Corp., due 8/13/97  ...............     5.590        100,000         99,817
   Federal Home Loan Mortgage Corp., due 8/19/97  ...............     5.592        175,000        174,517
   Federal Home Loan Mortgage Corp., due 9/19/97  ...............     5.494        150,000        148,902
   Federal Home Loan Mortgage Corp., due 9/24/97  ...............     5.682        150,000        148,750
   Federal National Mortgage Assoc., due 8/04/97  ...............     5.528        125,000        124,943
   Federal National Mortgage Assoc., due 8/07/97  ...............     5.559        100,000         99,909
   Federal National Mortgage Assoc., due 8/11/97  ...............     5.445        125,000        124,814
                                                                                               -----------
 Total United States Government Agencies    .....................                               1,842,348
                                                                                               -----------
Total Short-Term Investments    .................................                               2,417,348
OTHER ASSETS LESS LIABILITIES (1.96%)
----------------------------------------------------------------
   Cash,receivables and prepaid expense, less liabilities  ......                                  48,368
                                                                                               -----------
Total Net Assets (100.00%)   ....................................                              $2,465,716
                                                                                               ===========

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
JULY 31, 1997



                                                    SHARES
                                                     HELD              VALUE
                                                 ---------------   -------------
COMMON STOCKS (93.17%)
----------------------------------------------
 CHEMICALS AND ALLIED PRODUCTS (17.74%)
 Bristol-Myers Squibb Co.   ..................        8,667         $   679,818
 DuPont (EI) de Nemours & Co.  ...............       11,052             739,793
 Eastman Chemical Co.    .....................        5,281             319,501
 Johnson & Johnson ...........................       11,372             708,618
 Merck & Co., Inc.    ........................        7,301             758,848
 Praxair, Inc.  ..............................       12,428             685,093
 Procter & Gamble Co.    .....................        5,069             771,122
 Union Carbide Corp.  ........................       11,465             634,874
                                                                    ------------
                                                                      5,297,667
 COMMUNICATIONS (2.59%)
 American Telephone & Telegraph Co.  .........        8,468             311,728
 Bell Atlantic Corp.  ........................        6,359             461,425
                                                                    ------------
                                                                        773,153
 DEPOSITORY INSTITUTIONS (1.89%)
 J. P. Morgan & Co., Inc.   ..................        4,878             565,238
 EATING AND DRINKING PLACES (2.05%)
 McDonald's Corp.  ...........................       11,408             613,180
 ELECTRONIC & OTHER ELECTRIC EQUIPMENT (3.82%)
 General Electric Co.    .....................       11,708             821,755
 Lucent Technologies, Inc.  ..................        3,733             317,072
                                                                    ------------
                                                                      1,138,827
 FOOD AND KINDRED PRODUCTS (7.45%)
 Coca-Cola Co. (The)  ........................       14,054             973,240
 PepsiCo, Inc.  ..............................       16,117             617,483
 Philip Morris Companies, Inc.    ............       14,062             634,547
                                                                    ------------
                                                                      2,225,270
 GENERAL MERCHANDISE STORES (5.32%)
 Sears, Roebuck & Co.    .....................        8,191             518,593
 Wal-Mart Stores, Inc.   .....................       15,832             594,690
 Woolworth (F.W.) Co., Ltd.    ...............       16,791 (1)         475,394
                                                                    ------------
                                                                      1,588,677

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)


                                                             SHARES
                                                              HELD              VALUE
                                                        -----------------   -------------
 INDUSTRIAL MACHINERY AND EQUIPMENT (5.10%)
 Caterpillar, Inc.  .................................        14,831         $   830,536
 International Business Machines Corp.   ............         6,543             691,922
                                                                            ------------
                                                                              1,522,458
 INSTRUMENTS AND RELATED PRODUCTS (1.38%)
 Eastman Kodak Co.  .................................         6,156             412,452
 INSURANCE CARRIERS (4.93%)
 Allstate Corp.  ....................................         7,488             591,552
 American International Group, Inc.   ...............         8,271             880,862
                                                                            ------------
                                                                              1,472,414
 MOTION PICTURES (1.99%)
 Disney (Walt) Co.  .................................         7,352             594,134
 PAPER AND ALLIED PRODUCTS (3.72%)
 International Paper Co.  ...........................         9,926             555,856
 Minnesota Mining & Manufacturing Co.    ............         5,863             555,519
                                                                            ------------
                                                                              1,111,375
 PETROLEUM AND COAL PRODUCTS (11.18%)
 Amoco Corp.  .......................................         5,447             512,017
 Chevron Corp.   ....................................         7,149             565,665
 Exxon Corp.  .......................................         9,920             637,360
 Mobil Corp.  .......................................         7,740             592,110
 Texaco, Inc.    ....................................         4,680             543,173
 USX Corp. -- Marathon Group    .....................        15,137             487,222
                                                                            ------------
                                                                              3,337,547
 PRIMARY METAL INDUSTRIES (3.34%)
 Aluminum Company of America    .....................         7,442             658,617
 Bethlehem Steel Corp.    ...........................        30,105 (1)         338,681
                                                                            ------------
                                                                                997,298
 RUBBER AND MISCELLANEOUS PLASTICS
  PRODUCTS (2.51%)
 Goodyear Tire & Rubber Co.  ........................        11,623             750,410
 SECURITY AND COMMODITY BROKERS (6.04%)
 American Express Co.  ..............................         8,783             735,576
 Lehman Brothers Holding, Inc.  .....................         9,778             487,067
 Morgan Stanley, Dean Witter, Discover & Co.   ......        11,083             579,779
                                                                            ------------
                                                                              1,802,422

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)


                                                                       SHARES
                                                                        HELD           VALUE
                                                                    ------------   -------------
 TRANSPORTATION EQUIPMENT (10.63%)
 Allied-Signal, Inc.  ...........................................        9,907     $   913,921
 Boeing Co. (The)  ..............................................       10,383         610,650
 Ford Motor Co.    ..............................................       12,569         513,758
 General Motors Corp.    ........................................        7,036         435,353
 United Technologies Corp.  .....................................        8,291         701,108
                                                                                  ------------
                                                                                     3,174,790
 WHOLESALE TRADE - DURABLE GOODS (1.49%)
 Westinghouse Electric Corp.   ..................................       18,485         444,795
                                                                                  ------------
Total Common Stocks   ...........................................                   27,822,107

                                                                     PRINCIPAL
                                                                      AMOUNT
                                                                    ------------

SHORT-TERM INVESTMENTS (6.44%)
----------------------------------------------------------------
 UNITED STATES GOVERNMENT AGENCIES (2.09%)
 Federal Home Loan Mortgage Corp., due 8/15/97    ...............   $  250,000         249,475
 Federal Home Loan Mortgage Corp., due 8/18/97    ...............      200,000         199,492
 Federal National Mortgage Assoc., due 8/06/97    ...............      175,000         174,868
                                                                                   ------------
                                                                                       623,835
 COMMERCIAL PAPER (4.35%)
 American General Finance, due 8/15/97   ........................    1,300,000       1,300,000
                                                                                   ------------
Total Short-Term Investments    .................................                    1,923,835
                                                                                   ------------
Total Investments (99.61%)   ....................................                   29,745,942
OTHER ASSETS LESS LIABILITIES (0.39%)
----------------------------------------------------------------
 Cash, receivables and prepaid expense, less liabilities   ......                      117,464
                                                                                   ------------
Total Net Assets (100.00%)   ....................................                  $29,863,406
                                                                                   ============

(1) Non-income producing securities.

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES

     FBL Series Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and operates in the mutual fund industry. Effective December 1, 1996, the Growth Common Stock Portfolio was renamed the Value Growth Portfolio. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios).

     All portfolios, other than the Money Market Portfolio, value their common stocks, corporate bonds, United States Treasury obligations and mortgage-backed securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Short-term investments (including repurchase agreements) are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market.

     The Money Market Portfolio values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

     The value of the underlying securities serving to collateralize repurchase agreements is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the applicable portfolio with additional securities so that the aggregate value of the underlying securities was at least equal to the repurchase price. If a seller of a repurchase agreement were to default, the affected portfolio might experience losses in enforcing its rights. To minimize this risk, the investment adviser (under the supervision of the Board of Directors) will monitor the creditworthiness of the seller of the repurchase agreement and must find such creditworthiness satisfactory before a portfolio may enter into the repurchase agreement.

     The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

     Dividends and distributions to shareholders are recorded on the record date.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2. FEDERAL INCOME TAXES

     No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

     At July 31, 1997, the High Grade Bond Portfolio had a net capital loss carryforward of approximately $40,000, which will expire from 2003 through 2005.

3. MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

     The Fund has entered into agreements with FBL Investment Advisory Services, Inc. ("FBL Investment") relating to the management of the portfolios and the investment of their assets. Pursuant to these agreements, fees paid to FBL Investment are determined as follows: (1) annual investment advisory and management fees, which are based on each portfolio's daily net assets as follows: Value Growth Portfolio -- 0.50%; High Grade Bond Portfolio -- 0.40%; High Yield Bond Portfolio -- 0.55%; Managed Portfolio -- 0.60%; Money Market Portfolio -- 0.25% (0.40% prior to December 1, 1996); and Blue Chip Portfolio -- 0.25%; (2) distribution fees, which are computed at an annual rate of 0.50% of each portfolio's average daily net asset value and, in part, are subsequently remitted by FBL Investment to retail dealers including FBL Marketing Services, Inc. ("FBL Marketing"), an affiliate who serves as principal dealer; (3) administrative service fees, which are computed at an annual rate of 0.25% of each portfolio's average daily net asset value; (4) shareholder service, transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge ranging from $7.00 to $9.00, with an annual minimum account maintenance fee of $12,000 per portfolio; and (5) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

     FBL Investment has agreed to reimburse the portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% of each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the portfolio for such period.

     During the year ended July 31, 1996, FBL Investment voluntarily reimbursed the Managed Portfolio for losses relating to the sale of a restricted security in the amount of $44,982. The transaction was recorded as a realized capital loss and an offsetting capital contribution from an affiliate.

     Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., FBL Investment, FBL Marketing and other affiliated entities. At July 31, 1997, Farm Bureau Life Insurance Company, a wholly-owned subsidiary of FBL Financial Group, Inc., owned shares of the Fund's portfolios as follows:


PORTFOLIO                   SHARES
------------------------   -----------
High Yield Bond   ......      75,129
Money Market   .........   1,910,602

     FBL Investment also owned 79,160 shares of the Value Growth Portfolio at July 31, 1997.

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



4. CAPITAL SHARE TRANSACTIONS

     Net assets as of July 31, 1997, consisted of:


                                                                        PORTFOLIO
                                    ----------------------------------------------------------------------------------
                                        VALUE       HIGH GRADE    HIGH YIELD                   MONEY         BLUE
                                        GROWTH         BOND          BOND        MANAGED       MARKET        CHIP
                                    -------------- ------------- ------------ ------------- ------------ -------------
Capital Stock (5,000,000,000 shares
 of $.001 par value Capital Stock
 authorized)  .....................  $      7,228  $       976    $      874   $     2,918   $    2,466   $       803
Additional paid-in capital   ......    93,255,290    9,834,299     8,793,138    36,092,543    2,463,250    17,382,583
Accumulated undistributed net
 investment income  ...............       589,563                                    4,390                     44,847
Accumulated undistributed net
 realized gain (loss) from
 investment transactions  .........     9,417,371      (39,938)       73,269     2,125,869                      4,028
Net unrealized appreciation of
 investments  .....................     9,715,725      455,053       288,380     2,768,303                 12,431,145
                                     ------------- -----------    -----------  ------------  ----------   ------------
Net Assets    .....................  $112,985,177  $10,250,390    $9,155,661   $40,994,023   $2,465,716   $29,863,406
                                     ============= ===========    ===========  ============  ==========   ============

     Transactions in Capital Stock for each portfolio were as follows:



                                                   SHARES ISSUED IN
                                                    REINVESTMENT OF
                                                     DIVIDENDS AND
                              SHARES SOLD            DISTRIBUTIONS          SHARES REDEEMED        NET INCREASE (DECREASE)
                        ----------------------- ----------------------- ------------------------ ----------------------------
PORTFOLIO                SHARES      AMOUNT      SHARES      AMOUNT       SHARES       AMOUNT      SHARES         AMOUNT
----------------------- --------- ------------- --------- ------------- ----------- ------------ ----------- ----------------
Year Ended July 31, 1997:
Value Growth  .........  960,670   $14,626,866   844,969   $12,429,493     471,818   $7,219,352  1,333,821     $19,837,007
High Grade Bond  ......  181,281     1,859,302    40,462       415,160     143,086    1,467,642     78,657         806,820
High Yield Bond  ......  182,441     1,852,541    46,867       477,374      90,912      926,099    138,396       1,403,816
Managed    ............  743,749    10,143,104   269,908     3,607,125     156,795    2,146,602    856,862      11,603,627
Money Market  .........  917,859       917,859    23,674        23,674   1,027,371    1,027,371    (85,838)        (85,838)
Blue Chip  ............  281,505     8,778,631     9,088       269,828      45,240    1,399,734    245,353       7,648,725

Year Ended July 31, 1996:
Value Growth  .........  676,503   $ 9,680,344   272,420   $ 3,830,226     496,485   $7,075,876    452,438     $ 6,434,694
High Grade Bond  ......  145,140     1,486,070    40,458       415,105     101,202    1,037,316     84,396         863,859
High Yield Bond  ......  158,195     1,581,316    36,061       360,220     125,359    1,252,932     68,897         688,604
Managed    ............  388,866     5,132,422    72,358       945,921     180,489    2,377,441    280,735       3,700,902
Money Market  .........  524,983       524,983    20,508        20,508     432,787      432,787    112,704         112,704
Blue Chip  ............  176,665     4,548,977     3,471        85,480      45,260    1,152,502    134,876       3,481,955

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



5. INVESTMENT TRANSACTIONS

     For the year ended July 31, 1997, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:


PORTFOLIO                      PURCHASES         SALES
---------------------------   -------------   -------------
   Value Growth   .........   $68,810,862     $82,570,596
   High Grade Bond   ......     1,881,454       2,240,328
   High Yield Bond   ......     4,762,349       3,374,031
   Managed  ...............    22,732,180      18,190,584
   Blue Chip   ............     7,028,253          82,881

     At July 31, 1997, net unrealized appreciation of investments by portfolio was composed of the following:

                                     GROSS UNREALIZED
                              -------------------------------   NET UNREALIZED
                                                                 APPRECIATION
PORTFOLIO                     APPRECIATION     DEPRECIATION     OF INVESTMENTS
---------------------------   --------------   --------------   ----------------
   Value Growth   .........    $11,884,165      $2,168,440       $ 9,715,725
   High Grade Bond   ......        460,550           5,497           455,053
   High Yield Bond   ......        463,892         175,512           288,380
   Managed  ...............      3,652,616         884,313         2,768,303
   Blue Chip   ............     12,458,074          26,929        12,431,145

6. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS


     Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

                                              HIGH       HIGH
                                              GRADE      YIELD      MONEY
        PAYABLE DATE                          BOND       BOND      MARKET
        ----------------------------------   --------   --------   --------
        August 30, 1996 ..................   $.0491     $.0607     $.0028
        September 30, 1996    ............    .0528      .0621      .0028
        October 31, 1996   ...............    .0505      .0585      .0029
        November 27, 1996  ...............    .0463      .0542      .0025
        December 31, 1996  ...............    .0555      .0659      .0031
        January 31, 1997   ...............    .0471      .0589      .0029
        February 28, 1997  ...............    .0506      .0568      .0026
        March 31, 1997  ..................    .0481      .0568      .0031
        April 30, 1997  ..................    .0520      .0618      .0028
        May 30, 1997    ..................    .0488      .0525      .0029
        June 30, 1997   ..................    .0537      .0637      .0029
        July 31, 1997   ..................    .0464      .0517      .0030
                                             -------    -------    -------
        Total Dividends Per Share   ......   $.6009     $.7036     $.0343
                                             =======    =======    =======

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



6. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)

     In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the year ended July 31, 1997, for the following portfolios:

ORDINARY INCOME DIVIDENDS:


                                                                  DIVIDEND        PERCENT
                                                                   AMOUNT      QUALIFYING FOR
                        DECLARATION      RECORD       PAYABLE       PER         DEDUCTION BY
PORTFOLIO                  DATE           DATE         DATE        SHARE        CORPORATIONS
---------------------   -------------   ----------   ----------   ----------   ----------------
Value Growth   ......    12/23/96       12/30/96     12/30/96     $ 0.1825            76%
Managed  ............    10/30/96       10/31/96     11/07/96       0.1075            56
Managed  ............    12/23/96       12/30/96     12/30/96       0.0900            50
Managed  ............    04/28/97       04/30/97     05/07/97       0.1400            53
Managed  ............    07/29/97       07/31/97     08/07/97       0.1225            53
Blue Chip   .........    12/23/96       12/30/96     12/30/96       0.1450            82

CAPITAL GAINS DISTRIBUTIONS:


                                                                       DIVIDEND
                           DECLARATION      RECORD       PAYABLE        AMOUNT
PORTFOLIO                     DATE           DATE         DATE        PER SHARE
------------------------   -------------   ----------   ----------   -----------
Value Growth   .........    12/23/96       12/30/96     12/30/96       $ 1.9400
High Yield Bond   ......    12/23/96       12/30/96     12/30/96         0.1160
Managed  ...............    12/23/96       12/30/96     12/30/96         1.2125
Blue Chip   ............    12/23/96       12/30/96     12/30/96         0.2975

     The capital gains distributions related to the Value Growth, High Yield Bond and Managed Portfolios include net short-term realized gains of $9,628,726 ($1.6125 per share), $26,816 ($0.0340 per share) and $1,408,593 ($0.6300 per share), respectively, that are taxable to shareholders as ordinary income dividends.

                 (This page has been left blank intentionally.)

FBL SERIES FUND, INC.
FINANCIAL HIGHLIGHTS
YEARS ENDED JULY 31, 1997, 1996, 1995, 1994 AND 1993



                                                                                  VALUE GROWTH
                                                                                   PORTFOLIO
                                                          ------------------------------------------------------------
                                                              1997        1996        1995        1994        1993
                                                          ------------ ----------- ----------- ----------- -----------
Net asset value, beginning of year  .....................  $  14.68    $  13.04      $  13.07    $  15.13    $  12.48
 Income From Investment Operations
  Net investment income    ..............................      0.18        0.27          0.43        0.60        0.51
  Net gains or losses on investments
  (both realized and unrealized) ........................      2.89        2.10          0.65       (0.49)       2.75
                                                           --------    --------      --------    --------    --------
 Total from investment operations   .....................      3.07        2.37          1.08        0.11        3.26
                                                           --------    --------      --------    --------    --------
 Less Distributions
  Dividends (from net investment income)  ...............     (0.18)      (0.46)        (0.39)      (0.60)      (0.48)
  Distributions (from capital gains)   ..................     (1.94)      (0.27)        (0.72)      (1.57)      (0.13)
  Distributions in excess of net realized gains .........
                                                           --------    --------      --------    --------    --------
 Total distributions    .................................     (2.12)      (0.73)        (1.11)      (2.17)      (0.61)
                                                           --------    --------      --------    --------    --------
 Capital contribution from affiliate (see NOTE 3)  ......
                                                           --------    --------      --------    --------    --------
Net asset value, end of year  ........................... $   15.63    $  14.68      $  13.04    $  13.07    $  15.13
                                                           ========    ========      ========    ========    ========
Total Return:
 Total investment return based on
  net asset value (1)   .................................     21.83%      18.41%         9.36%       0.34%      27.25%
Ratios/Supplemental Data:
 Net assets, end of year (000's omitted)  ............... $ 112,985    $ 86,534      $ 70,947    $ 64,315    $ 51,732
 Ratio of net expenses to average net assets    .........      1.65%       1.62%         1.62%       1.60%       1.61%
 Ratio of net income to average net assets   ............      1.18%       1.87%         3.43%       4.05%       3.80%
 Portfolio turnover rate   ..............................        77%         92%           85%         93%         92%
 Average commission rate per share (3) .................. $  0.0520    $ 0.0529
Information assuming no voluntary reimbursement
 by FBL Investment of excess operating expenses
 (see NOTE 3):
 Per share net investment income    .....................
 Ratio of expenses to average net assets  ...............
 Amount reimbursed   ....................................

------------------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Contingent deferred sales charge is not reflected in the calculation of total investment return.
(2) The total investment return includes the effect of the capital contribution of $0.03 per share. The return without the capital contribution would have been 17.13%.
(3) Average commission rate per share disclosure is not required for fiscal years prior to July 31, 1996.

SEE ACCOMPANYING NOTES.

                                 HIGH                                                         HIGH
                              GRADE BOND                                                   YIELD BOND
                               PORTFOLIO                                                   PORTFOLIO
      ----------------------------------------------------------- ------------------------------------------------------------
         1997        1996        1995        1994        1993        1997        1996        1995        1994         1993
      ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
       $  10.16    $  10.26    $  10.13    $  10.69    $  10.68    $   9.99    $  10.03    $  10.00    $  10.76    $  10.47
           0.60        0.64        0.63        0.64        0.70        0.70        0.75        0.78        0.81        0.83
           0.34       (0.10)       0.16       (0.40)       0.13        0.61       (0.01)       0.13       (0.60)       0.46
       --------    --------    --------    --------    --------    --------    --------    --------    --------    --------
           0.94        0.54        0.79        0.24        0.83        1.31        0.74        0.91        0.21        1.29
       --------    --------    --------    --------    --------    --------    --------    --------    --------    --------
          (0.60)      (0.64)      (0.63)      (0.64)      (0.70)      (0.70)      (0.75)      (0.78)      (0.81)      (0.83)
                                              (0.16)      (0.12)      (0.12)      (0.03)      (0.09)      (0.16)      (0.17)
                                  (0.03)                                                      (0.01)
       --------    --------    --------    --------    --------    --------    --------    --------    --------    --------
          (0.60)      (0.64)      (0.66)      (0.80)      (0.82)      (0.82)      (0.78)      (0.88)      (0.97)      (1.00)
       --------    --------    --------    --------    --------    --------    --------    --------    --------    --------

       --------    --------    --------    --------    --------    --------    --------    --------    --------    --------
       $  10.50    $  10.16    $  10.26    $  10.13    $  10.69    $  10.48    $   9.99    $  10.03    $  10.00    $  10.76
       ========    ========    ========    ========    ========    ========    ========    ========    ========    ========


           9.56%       5.37%       8.23%       1.77%       8.10%      13.29%       7.67%       9.71%       1.88%      12.95%


       $ 10,250    $  9,122    $  8,345    $  7,596    $  8,047    $  9,156    $  7,349    $  6,691    $  6,425    $  5,758
           1.82%       1.85%       1.99%       1.90%       1.79%       2.00%       2.00%       2.00%       2.00%       2.00%
           5.85%       6.19%       6.29%       6.12%       6.59%       6.82%       7.44%       7.83%       7.68%       7.84%
             30%         34%         18%         42%         54%         45%         30%         23%         26%         56%



                                                                   $   0.69    $   0.73    $   0.75    $   0.79    $   0.82
                                                                       2.10%       2.22%       2.29%       2.17%       2.05%
                                                                   $  8,681    $ 15,361    $ 18,810    $ 10,754    $  3,147

FBL SERIES FUND, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)




                                                                                       MANAGED
                                                                                      PORTFOLIO
                                                          -----------------------------------------------------------------
                                                             1997           1996           1995        1994        1993
                                                          ----------- ----------------- ----------- ----------- -----------
Net asset value, beginning of year  .....................  $13.33      $   11.85         $  11.62    $  12.51    $  10.77
 Income From Investment Operations
  Net investment income    ..............................    0.48           0.46             0.56        0.55        0.54
  Net gains or losses on securities
  (both realized and unrealized) ........................    1.91           1.54             0.47       (0.62)       1.87
                                                           --------    -----------       --------    --------    --------
 Total from investment operations   .....................    2.39           2.00             1.03       (0.07)       2.41
                                                           --------    -----------       --------    --------    --------
 Less Distributions
  Dividends (from net investment income)  ...............   (0.46)         (0.45)           (0.56)      (0.50)      (0.52)
  Distributions (from capital gains)   ..................   (1.21)         (0.10)           (0.14)      (0.32)      (0.15)
  Distributions in excess of net realized gains .........                                   (0.10)
                                                           --------    -----------       --------    --------    --------
 Total distributions    .................................   (1.67)         (0.55)           (0.80)      (0.82)      (0.67)
                                                           --------    -----------       --------    --------    --------
 Capital contribution from affiliate (see NOTE 3)  ......                   0.03
                                                           --------    -----------       --------    --------    --------
Net asset value, end of year  ...........................  $14.05      $   13.33         $  11.85    $  11.62    $  12.51
                                                           ========    ===========       ========    ========    ========
Total Return:
 Total investment return based on
  net asset value (1)   .................................   17.88  %       17.30(2)          9.40%      -0.61%      23.02%
Ratios/Supplemental Data:
 Net assets, end of year (000's omitted)  ............... $40,994      $  27,470         $ 21,105    $ 19,100    $  8,257
 Ratio of net expenses to average net assets    .........    1.95%          1.91%            1.94%       1.96%       1.96%
 Ratio of net income to average net assets   ............    3.48%          3.47%            4.86%       4.42%       4.54%
 Portfolio turnover rate   ..............................      74%            81%              69%         29%         52%
 Average commission rate per share (3) .................. $0.0449      $  0.0549
Information assuming no voluntary reimbursement
 by FBL Investment of excess operating expenses
 (see NOTE 3):
 Per share net investment income    .....................                                                        $   0.53
 Ratio of expenses to average net assets  ...............                                                            2.02%
 Amount reimbursed   ....................................                                                        $  3,497

                           MONEY MARKET                                               BLUE CHIP
                            PORTFOLIO                                                 PORTFOLIO
      ------------------------------------------------------ ------------------------------------------------------------
         1997       1996       1995       1994       1993       1997        1996        1995        1994         1993
      ---------- ---------- ---------- ---------- ---------- ----------- ----------- ----------- ----------- ------------
       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00   $ 26.26     $ 22.85      $  18.75    $  17.69    $  16.78
          0.03       0.04       0.04       0.02       0.01      0.16        0.17          0.19        0.14        0.13
                                                               11.22        3.43          4.05        1.06        0.90
       -------    -------    -------    -------    -------    --------    --------    --------    --------    --------
          0.03       0.04       0.04       0.02       0.01     11.38        3.60          4.24        1.20        1.03
       -------    -------    -------    -------    -------    --------    --------    --------    --------    --------
         (0.03)     (0.04)     (0.04)     (0.02)     (0.01)    (0.14)      (0.19)        (0.14)      (0.14)      (0.12)
                                                               (0.30)
       -------    -------    -------    -------    -------    --------    --------    --------    --------    --------
         (0.03)     (0.04)     (0.04)     (0.02)     (0.01)    (0.44)      (0.19)        (0.14)      (0.14)      (0.12)
       -------    -------    -------    -------    -------    --------    --------    --------    --------    --------

       -------    -------    -------    -------    -------    --------    --------    --------    --------    --------
       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00   $ 37.20     $ 26.26      $  22.85    $  18.75    $  17.69
       =======    =======    =======    =======    =======    ========    ========    ========    ========    ========
          3.51%      3.64%      3.60%      1.47%      1.33%    43.77%      15.83%        22.77%       6.75%       6.21%
       $ 2,466    $ 2,552    $ 2,439    $ 2,627    $ 2,555   $29,863     $14,641      $  9,657    $  6,745    $  5,415
          2.00%      2.00%      2.00%      1.93%      1.94%     1.74%       1.79%         1.78%       1.83%       1.90%
          3.46%      3.58%      3.51%      1.45%      1.33%     0.49%       0.66%         0.92%       0.75%       0.73%
             0%         0%         0%         0%         0%        0%          3%            1%          1%          0%
                                                             $0.0559     $0.0748


       $  0.03    $  0.03    $  0.03
          2.28%      2.43%      2.20%
       $ 7,255    $10,718    $ 4,948

REPORT OF INDEPENDENT AUDITORS



The Board of Directors and Shareholders
FBL Series Fund, Inc.

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of FBL Series Fund, Inc. (comprising, respectively, the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios) as of July 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the FBL Series Fund, Inc. at July 31, 1997, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                    /S/ Ernst & Young LLP

Des Moines, Iowa
August 29, 1997

SHAREHOLDER MEETING RESULTS

     FBL Series Fund, Inc. held a special meeting of shareholders on November 7, 1996. At the meeting, the shareholders of the Fund elected the following
Directors: Edward M. Wiederstein, Richard D. Harris, Stephen M. Morain, Donald
G. Bartling, John R. Graham, Erwin H. Johnson, Ann Jorgensen, Kenneth Kay and Curtis C. Pietz. The shareholders also ratified the selection of Ernst & Young LLP as independent auditors for the fiscal year ending July 31, 1997.

     The shareholders of the Fund present at the meeting, in person or by proxy, voted by Portfolio and not in the aggregate, on the following matters (all fractional shares have been rounded):

1.a. Approve eliminating the secondary investment objective of current income.



                               FOR        AGAINST     ABSTAIN
                            -----------   ---------   ---------
    Value Growth   ......   2,736,160     124,332     223,126

 b. Approve amending the statement of fundamental investment policies for pursuing the investment objective of long-term capital appreciation.


                               FOR        AGAINST     ABSTAIN
                            -----------   ---------   ---------
    Value Growth   ......   2,811,981      65,042     206,595

2. Approve amendment to the Portfolio's fundamental investment policy permitting investment of up to 25% of net assets in foreign debt securities, as well as foreign equity securities, traded on U.S. exchanges and payable in U.S. dollars.

                               FOR        AGAINST     ABSTAIN
                            -----------   ---------   ---------
    Value Growth   ......   2,650,529     214,992     218,097
    Managed  ............   1,141,210      91,482      92,720

3. Approve amendment to the Portfolio's fundamental investment policy permitting investment of up to 25% of net assets in foreign debt securities traded on U.S. exchanges and payable in U.S. dollars.

                               FOR        AGAINST     ABSTAIN
                            -----------   ---------   ---------
    High Grade Bond   ......  531,770       46,741      43,112
    High Yield Bond   ......  440,166       29,160      37,372

4. Approve amendment to the Portfolio's fundamental investment policy reducing its "diversification" requirement to 75% of the Portfolio's assets instead of the present 100%.

                               FOR        AGAINST     ABSTAIN
                            -----------   ---------   ---------

    Value Growth   .......  2,676,316     139,144     268,159
    High Grade Bond   ....    523,223      51,857      46,542
    High Yield Bond   ....    425,785      39,967      40,946
    Managed  .............  1,111,693     109,146     104,573

5. Approve eliminating the Portfolio's fundamental investment policy limiting investments in restricted and illiquid securities (in favor of a non-fundamental policy on such investments).

                               FOR        AGAINST     ABSTAIN
                            -----------   ---------   ---------
    Value Growth   ........ 2,594,857     177,186     311,574
    High Grade Bond   .....   515,907      56,361      49,356
    High Yield Bond   .....   422,250      35,277      49,171
    Managed  .............. 1,060,770     121,981     142,662